Subsidiary Notes Payable (Tables)	12 Months Ended
Dec. 31, 2021
Subsidiary Notes Payable [Abstract]
Schedule of Notes Payable	The notes payable consist of the following:

	2021 $000s	2020 $000s
As of December 31,
Loans	1,330	1,330
Convertible notes	2,586	25,125
Total subsidiary notes payable	3,916	26,455

Schedule of Convertible Notes
Convertible Notes outstanding were as follows:

	Vedanta $000s	Knode $000s	Appeering $000s	Sonde $000s	Total $000s
January 1, 2020	—	50	75	—	125
Gross principal - issuance of notes	25,000	—	—	—	25,000
Change in fair value	—	—	—	—	—
December 31, 2020 and January 1, 2021	25,000	50	75	—	25,125
Gross principal - issuance of notes - financing activity	—	—	—	2,215	2,215
Accrued interest on convertible notes - finance costs	797	—	—	70	867
Conversion to subsidiary preferred shares	(25,797)	—	—	—	(25,797)
Change in fair value - finance costs	—	—	—	175	175
December 31, 2021	—	50	75	2,461	2,586